13004002

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JAN 29 2014

Washington, DC 20549

CERT NYS
File No. 001-36283

January 29, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, The New Home Company Inc. (to be converted from The New Home Company LLC), Shares of Common Stock, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on January 28, 2014. Tentative listing date – January 31, 2014.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com